QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: last day of February

Date of reporting period: 05/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS

DGHM All-Cap Value Fund
Schedule of Investments - (unaudited)
May 31, 2018

	Shares	Fair Value
COMMON STOCKS - 98.47%

COMPUTER/SOFTWARE - 2.32%
Cisco Systems, Inc.	4,642	$198,260

DIVERSIFIED FINANCIAL SERVICES - 22.76%
CIT Group Inc.	4,767	238,016
Invesco Limited	6,559	179,192
JPMorgan Chase & Co.	3,566	381,598
PNC Financial Service Group, Inc.	1,646	236,053
Principal Financial Group, Inc.	3,618	201,884
Prudential Financial, Inc.	2,374	229,898
Regions Financial Corp.	12,866	234,676
SunTrust Banks, Inc.	3,646	246,141

		1,947,458

HEALTHCARE - 15.87%
Abbott Laboratories	5,965	367,026
Allscripts Healthcare Solutions, Inc.	20,403	258,098
Brookdale Senior Living Inc.	10,835	85,271
Encompass Health Corp.	5,515	357,096
Smith & Nephew plc	7,958	290,149

		1,357,640

INDUSTRIAL - 2.10%
Quanta Services, Inc.	4,990	179,690

INSURANCE - 3.00%
The Allstate Corp.	2,743	256,416

INTEGRATED UTILITIES - 21.71%
AGCO Corp.	3,087	196,333
Cabot Oil & Gas Corp.	9,156	209,215
National Oilwell Varco, Inc.	6,153	254,857
Owens Corning	3,320	209,890
Public Service Enterprise Group Inc.	3,675	194,702
Suncor Energy, Inc.	7,048	280,369
WPX Energy Inc.	16,527	300,957
Xcel Energy, Inc.	4,629	210,712

		1,857,035

MEDIA - 2.29%
CBS Corp.	3,893	196,090

MISCELLANEIOUS MANUFACTURING - 18.58%
Analog Devices, Inc.	2,924	284,154
Eastman Chemical Co.	2,246	234,280
Masco Corp.	5,321	198,314
Micron Technology, Inc.	3,933	226,501
Regal-Beloit Corp.	2,664	211,655
The JM Smucker Co.	1,945	209,088
The Procter & Gamble Co.	3,087	225,876

		1,589,868

REAL ESTATE INVESTMENT TRUST - 2.04%
Liberty Property Trust	3,947	174,497

RETAIL - 4.87%
Kohl’s Corp.	3,612	241,101
The Gap, Inc.	6,266	175,323

		416,424

TELECOMMUNICATIONS - 2.93%
Verizon Communications Inc.	5,261	250,792

TOTAL COMMON STOCKS - 98.47%		8,424,170

SHORT TERM INVESTMENTS - 1.34%
Federated Treasury Obligation Fund 1.63%*	114,649	114,649

TOTAL INVESTMENTS - 99.81%		$8,538,819
Other assets, net of liabilities - 0.19%		16,092

NET ASSETS - 100.00%		$8,554,911

*Effective 7 day yield as of May 31, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$8,424,170	–	–	$8,424,170
Money Market	114,649	–	–	114,649

	$8,538,819	–	–	$8,538,819

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2018.

At May 31, 2018, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $6,875,094 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,782,394
Gross unrealized depreciation	(118,669)

Net unrealized appreciation	$1,663,725

DGHM V2000 SmallCap Value Fund
Schedule of Investments - (unaudited)
As of May 31, 2018

	Shares	Fair Value
COMMON STOCKS - 95.71%

BANKS - 20.15%
Associated Banc-Corp.	40,199	$1,109,492
Community Trust Bancorp, Inc.	22,326	1,139,742
First Horizon National Corp.	48,076	891,329
First Midwest Bancorp, Inc.	23,931	628,667
Fulton Financial Corp.	54,936	958,633
Greenhill & Co., Inc.	40,374	1,063,855
Hancock Whitney Corp.	16,892	848,823
Old National Bancorp	44,884	805,668
Provident Financial Services	38,162	1,066,246
Sandy Spring Bancorp, Inc.	26,330	1,094,012
Washington Federal, Inc.	21,101	684,728
WesBanco, Inc.	12,083	562,947

		10,854,142

COMMERCIAL SERVICES - 1.68%
Servicemaster Global Holdings, Inc.	15,845	905,383

HEALTHCARE - 5.23%
Allscripts Healthcare Solutions, Inc.	97,140	1,228,821
LHC Group, Inc.	14,422	1,110,061
Merit Medical Systems, Inc.	9,286	476,372

		2,815,254

INDUSTRIAL - 5.89%
ABM Industries, Inc.	14,014	398,839
ASGN Inc.	12,731	980,287
Atkore International Group Inc.	32,797	708,415
The Greenbrier Companies, Inc.	21,881	1,087,486

		3,175,027

INSURANCE - 6.01%
CNO Financial Group, Inc.	39,435	789,489
Employers Holdings, Inc.	6,895	273,042
FBL Financial Group, Inc.	5,636	442,990
Horace Mann Educators Corp.	20,635	912,067
Radian Group Inc.	51,537	819,438

		3,237,026

INVESTMENT SERVICES - 4.37%
Kennedy-Wilson Holdings Inc.	67,053	1,367,881
Legg Mason, Inc.	26,470	986,537

		2,354,418

MATERIALS - 1.86%
PolyOne Corp.	23,949	1,003,942

MEDIA - 1.96%
Nexstar Media Group, Inc.	15,958	1,058,015

MISCELLANEOUS MANUFACTURING - 16.29%
Continental Building Products, Inc.	29,496	892,254
Global Brass & Copper Holdings, Inc.	21,731	682,353
IPG Photonics Corp.	3,353	808,978
Kaiser Aluminum Corp.	9,019	994,435
Mueller Industries, Inc.	20,852	629,730
Orion Engineered Carbons SA	36,928	1,059,834
Rambus, Inc.	63,056	848,734
Teradyne, Inc.	26,877	1,018,907
TTM Technologies	56,800	1,024,104
United Natural Foods, Inc.	17,924	816,976

		8,776,305

OIL & GAS SERVICES - 7.29%
C&J Energy Services, Inc.	27,759	747,272
CNX Resources Corp.	49,565	800,970
Dril-Quip, Inc.	20,290	974,935
WPX Energy Inc.	76,939	1,401,059

	.	3,924,236

REAL ESTATE INVESTMENT TRUSTS - 7.63%
Brandywine Realty Trust	79,245	1,288,524
Cousins Properties Inc.	125,679	1,183,896
Hersha Hospitality Trust Class A	48,147	1,024,087
Kite Realty Group	38,919	610,639

		4,107,146

RETAIL - 6.52%
American Eagle Outfitters, Inc.	51,365	1,140,303
Caleres, Inc.	24,996	886,358
Chico’s FAS, Inc.	83,530	706,664
Sleep Number Corp.	27,774	776,839

		3,510,164

TRANSPORTATION - 3.60%
Forward Air Corp.	15,348	910,443
Moog Inc.	12,588	1,026,300

		1,936,743

UTILITIES - 7.23%
El Paso Electric Co.	20,754	1,216,185
NorthWestern Corp.	14,431	786,201
Portland General Electric Co.	19,224	820,096
Quanta Services, Inc.	29,758	1,071,586

		3,894,068

TOTAL COMMON STOCKS - 95.71%		51,551,869

SHORT TERM INVESTMENTS - 4.77%
Federated Treasury Obligation Fund 1.63%*	2,569,120	2,569,120

TOTAL INVESTMENTS - 100.48%		$54,120,989
Liabilities, net of other assets - (0.48)%		(258,902)

NET ASSETS - 100.00%		$53,862,087

*Effective 7 day yield as of May 31, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$51,551,869	-	-	$51,551,869
Money Market	2,569,120	-	-	2,569,120

	$54,120,989	-	-	$54,120,989

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2018.

At May 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $45,348,072 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,098,401
Gross unrealized depreciation	(1,325,484)

Net unrealized appreciation	$8,772,917

DGHM MicroCap Value Fund
Schedule of Investments
As of May 31, 2018 - unaudited

	Shares	Fair Value
COMMON STOCKS - 91.39

BANKS - 14.46%
BankFinancial Corp.	23,497	$418,482
Capital City Bank Group, Inc.	12,768	287,791
Central Valley Community Bancorp	3,410	73,179
CoBiz Financial Inc.	16,971	378,793
Community Trust Bancorp, Inc.	9,683	494,317
First Bancorp	14,159	589,156
First Community Bancshares, Inc.	20,524	707,052
HomeTrust Bancshares Inc.	17,410	468,329
National Bankshares, Inc.	12,001	577,848
Northrim BanCorp, Inc.	12,329	489,461
Sandy Spring Bancorp, Inc.	14,245	591,880
Territorial Bancorp Inc.	14,523	444,113

		5,520,401

CAPITAL GOODS - 14.33%
Continental Building Products, Inc.	24,239	733,230
Ducommun Inc.	18,563	626,687
Fly Leasing Ltd. ADR	57,415	838,259
Hurco Companies, Inc.	9,711	465,642
Kimball Electronics, Inc.	23,990	448,613
Preformed Line Products Co.	10,866	837,225
Sterling Construction Co., Inc.	56,041	712,281
Transcat, Inc.*	44,649	810,379

		5,472,316

COMMERCIAL & PROFESSIONAL SERVICES - 3.42%
CBIZ, Inc.	37,838	781,355
SP Plus Corp.	14,588	525,168

		1,306,523

CONSUMER DISCRETIONARY - 2.73%
Francescas Holdings Corp.	76,779	453,764
Gray Television, Inc.	53,530	588,830

		1,042,594

CONSUMER DURABLES & APPAREL - 5.23%
Cavco Industries, Inc.	2,760	572,976
Kimball International, Inc.	9,004	146,315
MCBC Holdings, Inc.	23,430	690,951
Rocky Brands, Inc.	20,792	586,334

		1,996,576

CONSUMER SERVICES - 3.74%
Ark Restaurants Corp.	25,383	661,481
The Marcus Corp.	24,253	765,182

		1,426,663

ENERGY - 5.40%
Newpark Resources, Inc.	80,499	873,414
Penn Virginia Corp.	10,531	726,218
SandRidge Energy, Inc.	31,639	460,031

		2,059,663

FINANCIALS - 7.43%
EMC Insurance Group, Inc.	26,276	677,133
Employers Holdings, Inc.	14,336	567,706
Greenhill & Co., Inc.	26,633	701,780
South State Corp.	5,014	448,878
Western New England Bancorp, Inc.	40,604	440,553

		2,836,050

HEALTHCARE - 4.90%
Computer Programs & Systems, Inc.	19,235	626,099
Invacare Corp.	24,933	411,394
LHC Group Inc.	10,812	832,200

		1,869,693

MATERIALS - 7.98%
Core Molding Technologies, Inc.	28,931	417,185
Foundation Building Materials, Inc.	22,190	340,616
Innophos Holdings, Inc.	10,428	495,643
Neenah Paper, Inc.	5,931	481,301
Orion Engineered Carbons, S.A.	26,995	774,756
United States Lime & Minerals, Inc.	6,772	534,988

		3,044,489

REAL ESTATE INVESTMENT TRUSTS - 10.29%
CatchMark Timber Trust, Inc.	71,949	913,752
City Office REIT, Inc.	77,922	966,233
Hersha Hospitality Trust	19,541	415,637
Independence Realty Trust, Inc.	59,563	577,761
iStar, Inc.	55,020	595,867
Ramco-Gershenson Properties Trust	37,437	460,475

		3,929,725

SEMICONDUCTORS - 3.55%
Kulicke and Soffa Industries, Inc.	28,238	679,971
Rudolph Technologies, Inc.	20,174	675,829

		1,355,800

SOFTWARE & SERVICES - 1.58%
American Software, Inc. Class A	45,834	603,634

TRANSPORTATION - 2.27%
Marten Transport, Ltd.	37,961	865,511

UTILITIES - 4.08%
Artesian Resources Corp. Class A	13,078	510,042
RGC Resources, Inc.	18,764	496,308
Unitil Corp.	11,438	552,112

		1,558,462

TOTAL COMMON STOCKS - 91.39%		34,888,100

PREFERRED STOCK - 1.22%

FINANCIAL - 1.22%
Steel Partners Holdings LP, Series A, 6.00%, 7/5/2018	22,941	465,702

TOTAL PREFERRED STOCKS - 1.22%		465,702

TOTAL LONG POSITIONS - 92.61%		35,353,802

SHORT TERM INVESTMENTS - 6.87%
Federated Treasury Obligation Fund 1.63%*	2,622,073	2,622,073

TOTAL INVESTMENTS - 99.48%		$37,975,875
Other assets, net of liabilities - 0.52%		199,343

NET ASSETS - 100.00%		$38,175,218

*Effective 7 day yield as of May 31, 2018

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$34,888,100	–	–	$34,888,100
Preferred Stocks	465,702			465,702
Money Market	2,622,073	–	–	2,622,073

	$37,975,875	–	–	$37,975,875

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2018.

At May 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $32,143,457 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,689,592
Gross unrealized depreciation	(857,174)

Net unrealized appreciation	$5,832,418

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1    Certification of Principal Executive Officer

99.2    Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: July 27, 2018

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: July 27, 2018